 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)

US Vegan Climate ETF
VEGN (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$32	0.60%
HOW DID THE FUND PERFORM DURING THE PERIOD?
Outperformance during the last 6 months was driven by exclusion of animal-derived products, high carbon industries and other environmentally damaging companies. Avoidance of companies doing animal testing and producing energy from fossil fuels was a small detractor. By sector, VEGN’s underweight to utilities, financials and consumer discretionary stocks detracted, whereas underweights to healthcare and energy were positive. VEGN’s overweight to communications stocks was supportive to performance.

Top Contributors
↑	Tesla, Inc.
↑	Broadcom, Inc.
↑	Visa, Inc. - Class A
↑	NVIDIA Corporation
↑	Alphabet, Inc. - Class A

Top Detractors
↓	Adobe, Inc.
↓	Advanced Micro Devices, Inc.
↓	Applied Materials, Inc.
↓	Intel Corporation
↓	Elevance Health, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
US Vegan Climate ETF	PAGE 1	TSR-SAR-26922A297

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	26.83	15.63	16.60
S&P 500 TR	26.38	15.17	15.83
Beyond Investing US Vegan Climate GTR Index	27.82	16.43	17.42
Visit https://veganetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$111,766,817
Number of Holdings	258
Portfolio Turnover	3%
30-Day SEC Yield	0.49%
30-Day SEC Yield Unsubsidized	0.49%
Visit https://veganetf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	5.9%
Tesla, Inc.	5.1%
Alphabet, Inc.	5.0%
Apple, Inc.	4.5%
Visa, Inc.	4.1%
Mastercard, Inc.	3.6%
NVIDIA Corporation	3.6%
UnitedHealth Group, Inc.	3.5%
Salesforce, Inc.	2.9%
Oracle Corporation	2.5%

Top Sectors	(% of Net Assets)
Technology	44.6%
Financial	19.7%
Communications	13.7%
Consumer, Non-cyclical	8.6%
Consumer, Cyclical	7.7%
Industrial	5.1%
Energy	0.2%
Utilities	0.1%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://veganetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Beyond Investing, LLC documents not be householded, please contact Beyond Investing, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Beyond Investing, LLC or your financial intermediary.
US Vegan Climate ETF	PAGE 2	TSR-SAR-26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

US Vegan Climate ETF (Ticker: VEGN)
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

US Vegan Climate ETF
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communications - 13.7%
Airbnb, Inc. - Class A(a)	1,953	$256,175
Alphabet, Inc. - Class A	27,461	5,602,593
Arista Networks, Inc.(a)	4,435	511,045
AT&T, Inc.	33,009	783,304
Booking Holdings, Inc.	152	720,109
CDW Corporation	613	122,073
Charter Communications, Inc. - Class A(a)	434	149,943
Cisco Systems, Inc.	44,607	2,703,184
Comcast Corporation - Class A	17,614	592,887
DoorDash, Inc. - Class A(a)	1,489	281,168
eBay, Inc.	2,245	151,493
Expedia Group, Inc.(a)	571	97,612
FactSet Research Systems, Inc.	174	82,547
Gen Digital, Inc.	2,492	67,060
GoDaddy, Inc. - Class A(a)	616	130,992
Omnicom Group, Inc.	889	77,156
Palo Alto Networks, Inc.(a)	2,968	547,359
Pinterest, Inc. - Class A(a)	2,769	91,266
Robinhood Markets, Inc. - Class A(a)	2,329	120,992
T-Mobile US, Inc.	2,250	524,182
Trade Desk, Inc. - Class A(a)	2,048	243,057
Uber Technologies, Inc.(a)	9,328	623,577
VeriSign, Inc.(a)	386	82,990
Verizon Communications, Inc.	19,384	763,536
		15,326,300
Consumer, Cyclical - 7.7%
AutoNation, Inc.(a)	118	22,249
CarMax, Inc.(a)	710	60,804
Copart, Inc.(a)	3,937	228,070
Cummins, Inc.	629	224,081
DR Horton, Inc.	1,326	188,159
Fastenal Company	2,633	192,841
Ferguson Enterprises, Inc.	872	157,937
Genuine Parts Company	626	72,773
Lennar Corporation - Class A	1,081	141,871
Lithia Motors, Inc.	121	45,508
Live Nation Entertainment, Inc.(a)	672	97,225
LKQ Corporation	1,149	42,961
Millrose Properties, Inc.(a)	541	5,978
National Vision Holdings, Inc.(a)	3,726	42,476
NVR, Inc.(a)	13	104,210
O’Reilly Automotive, Inc.(a)	267	345,610
PACCAR, Inc.	2,381	264,005
Planet Fitness, Inc. - Class A(a)	387	41,858
Pool Corporation	175	60,244
PulteGroup, Inc.	934	106,271
Rivian Automotive, Inc. - Class A(a)	3,299	41,436
Tesla, Inc.(a)	14,137	5,719,830
Toll Brothers, Inc.	461	62,608

	Shares	Value
Watsco, Inc.	155	$74,182
WW Grainger, Inc.	203	215,722
		8,558,909
Consumer, Non-cyclical - 8.6%
Automatic Data Processing, Inc.	1,876	568,447
Avis Budget Group, Inc.(a)	329	29,511
Beyond Meat, Inc.(a)	6,671	26,417
Block, Inc.(a)	2,543	230,955
Celsius Holdings, Inc.(a)	718	17,936
Centene Corporation(a)	2,415	154,632
Cigna Group	1,267	372,764
Elevance Health, Inc.	1,065	421,420
elf Beauty, Inc.(a)	248	24,778
Equifax, Inc.	565	155,251
Ginkgo Bioworks Holdings, Inc.(a)	3,351	44,769
Global Payments, Inc.	1,163	131,245
H&R Block, Inc.	633	35,011
HCA Healthcare, Inc.	858	283,063
Hertz Global Holdings, Inc.(a)	15,104	62,380
Humana, Inc.	553	162,156
IQVIA Holdings, Inc.(a)	818	164,712
McKesson Corporation	596	354,471
Molina Healthcare, Inc.(a)	266	82,569
Moody’s Corporation	724	361,595
Natera, Inc.(a)	542	95,891
Omnicell, Inc.(a)	2,414	108,606
PayPal Holdings, Inc.(a)	4,702	416,503
Robert Half, Inc.	466	30,192
S&P Global, Inc.	1,439	750,309
TransUnion	891	88,432
United Rentals, Inc.	302	228,934
UnitedHealth Group, Inc.	7,253	3,934,680
Verisk Analytics, Inc.	652	187,411
Waters Corporation(a)	271	112,595
		9,637,635
Energy - 0.2%
Enphase Energy, Inc.(a)	600	37,368
First Solar, Inc.(a)	465	77,897
Plug Power, Inc.(a)	8,894	16,543
Sunrun, Inc.(a)	4,329	39,177
		170,985
Financial - 19.7%
Aflac, Inc.	2,326	249,766
Allstate Corporation	1,209	232,527
American Express Company	2,549	809,180
American International Group, Inc.	2,961	218,107
American Tower Corporation	2,148	397,273
Ameriprise Financial, Inc.	451	245,055
Aon PLC - Class A	900	333,738
Arch Capital Group, Ltd.	1,658	154,310
Arthur J Gallagher & Company	997	300,915
AvalonBay Communities, Inc.	650	143,982

The accompanying notes are an integral part of these financial statements.

1

US Vegan Climate ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - (Continued)
Bank of New York Mellon Corporation	3,347	$287,608
Brown & Brown, Inc.	1,100	115,126
Capital One Financial Corporation	1,737	353,844
Cboe Global Markets, Inc.	478	97,670
CBRE Group, Inc. - Class A(a)	1,404	203,215
Chubb, Ltd.	1,854	504,066
Cincinnati Financial Corporation	707	96,894
Citizens Financial Group, Inc.	2,053	97,661
CME Group, Inc.	1,653	390,968
CoStar Group, Inc.(a)	1,872	143,395
Crown Castle, Inc.	1,993	177,935
Discover Financial Services	1,152	231,656
Equinix, Inc.	433	395,615
Equity Residential	1,572	111,030
Essex Property Trust, Inc.	293	83,379
Everest Group, Ltd.	151	52,474
Extra Space Storage, Inc.	964	148,456
Fidelity National Financial, Inc.	1,196	69,571
Fifth Third Bancorp	3,106	137,627
First Horizon Corporation	2,447	53,565
Hartford Financial Services Group, Inc.	1,343	149,812
Healthpeak Properties, Inc.	3,208	66,277
Huntington Bancshares, Inc.	6,657	114,500
Interactive Brokers Group, Inc. - Class A	475	103,284
Intercontinental Exchange, Inc.	2,615	417,955
Invitation Homes, Inc.	2,635	82,080
Iron Mountain, Inc.	1,338	135,901
KeyCorp	4,329	77,835
Kimco Realty Corporation	3,025	67,911
LPL Financial Holdings, Inc.	340	124,743
M&T Bank Corporation	766	154,150
Markel Group, Inc.(a)	58	106,069
Marsh & McLennan Companies, Inc.	2,257	489,498
Mastercard, Inc. - Class A	7,249	4,026,312
MetLife, Inc.	2,697	233,317
Mid-America Apartment Communities, Inc.	532	81,173
Nasdaq, Inc.	1,894	155,952
Progressive Corporation	2,689	662,677
Prologis, Inc.	4,253	507,170
Prudential Financial, Inc.	1,641	198,167
Public Storage	724	216,100
Raymond James Financial, Inc.	855	144,050
Realty Income Corporation	4,007	218,942
Regions Financial Corporation	4,186	103,143
SBA Communications Corporation	489	96,607
Simon Property Group, Inc.	1,485	258,182
Sun Communities, Inc.	567	71,726
Synchrony Financial	1,815	125,199
Tradeweb Markets, Inc. - Class A	535	67,892

	Shares	Value
Travelers Companies, Inc.	1,040	$254,987
Truist Financial Corporation	6,150	292,863
Ventas, Inc.	1,901	114,858
Visa, Inc. - Class A	13,461	4,600,970
W R Berkley Corporation	1,381	81,244
Welltower, Inc.	2,847	388,559
Willis Towers Watson PLC	467	153,907
WP Carey, Inc.	999	55,854
		22,036,474
Industrial - 5.1%
Advanced Drainage Systems, Inc.	305	36,878
Builders FirstSource, Inc.(a)	526	87,989
Carrier Global Corporation	3,878	253,544
Crown Holdings, Inc.	549	48,235
Deere & Company	1,150	548,044
Dover Corporation	628	127,911
Eaton Corporation PLC	1,823	595,100
EMCOR Group, Inc.	212	94,989
Energizer Holdings, Inc.	1,931	65,635
Expeditors International of Washington, Inc.	644	73,145
FedEx Corporation	1,032	273,346
Graco, Inc.	770	64,811
Graphic Packaging Holding Company	1,362	37,360
Hubbell, Inc.	246	104,060
IDEX Corporation	347	77,836
Jabil, Inc.	507	82,342
Johnson Controls International PLC	3,054	238,212
Keysight Technologies, Inc.(a)	795	141,788
Lennox International, Inc.	145	85,901
Mettler-Toledo International, Inc.(a)	96	130,986
Otis Worldwide Corporation	1,841	175,668
Owens Corning	397	73,266
Parker-Hannifin Corporation	587	415,038
Rockwell Automation, Inc.	521	145,062
Saia, Inc.(a)	122	58,573
Silgan Holdings, Inc.	366	20,137
Simpson Manufacturing Company, Inc.	193	32,424
Smurfit WestRock PLC	2,343	124,390
Snap-on, Inc.	237	84,171
Stanley Black & Decker, Inc.	699	61,561
Toro Company	469	39,054
Trane Technologies PLC	1,036	375,809
Trex Company, Inc.(a)	496	36,124
Trimble, Inc.(a)	1,119	83,880
United Parcel Service, Inc. - Class B	3,372	385,184
Vertiv Holdings Company - Class A	1,568	183,487
Westinghouse Air Brake Technologies Corporation	798	165,920
XPO, Inc.(a)	523	69,909
		5,697,769

The accompanying notes are an integral part of these financial statements.

2

US Vegan Climate ETF
Schedule of Investments
January 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 44.6%(b)
Accenture PLC - Class A	7,022	$2,703,119
Adobe, Inc.(a)	4,939	2,160,566
Advanced Micro Devices, Inc.(a)	18,038	2,091,506
Akamai Technologies, Inc.(a)	683	68,232
ANSYS, Inc.(a)	400	140,200
Apple, Inc.	21,426	5,056,536
Applied Materials, Inc.	3,786	682,805
AppLovin Corporation - Class A(a)	1,033	381,786
Atlassian Corporation - Class A(a)	736	225,790
Autodesk, Inc.(a)	989	307,915
Broadcom, Inc.	29,582	6,545,609
Broadridge Financial Solutions, Inc.	534	127,209
Cadence Design Systems, Inc.(a)	1,256	373,811
Cloudflare, Inc. - Class A(a)	1,375	190,300
Cognizant Technology Solutions Corporation - Class A	2,279	188,268
Crowdstrike Holdings, Inc. - Class A(a)	1,055	419,964
Datadog, Inc. - Class A(a)	1,388	198,081
Dell Technologies, Inc. - Class C	1,386	143,590
Electronic Arts, Inc.	1,101	135,324
Fair Isaac Corporation(a)	110	206,092
Fidelity National Information Services, Inc.	2,511	204,571
Fiserv, Inc.(a)	2,631	568,401
Fortinet, Inc.(a)	2,828	285,289
Gartner, Inc.(a)	343	186,191
Guidewire Software, Inc.(a)	361	76,268
HubSpot, Inc.(a)	223	173,835
Intel Corporation	19,687	382,518
International Business Machines Corporation	10,477	2,678,969
Intuit, Inc.	1,255	754,895
Jack Henry & Associates, Inc.	333	57,972
KLA Corporation	616	454,756
Lam Research Corporation	5,954	482,572
Manhattan Associates, Inc.(a)	279	58,197
Marvell Technology, Inc.	3,972	448,280
Microchip Technology, Inc.	2,418	131,297
Micron Technology, Inc.	5,092	464,594
MicroStrategy, Inc. - Class A(a)	840	281,224
MongoDB, Inc.(a)	329	89,922
Monolithic Power Systems, Inc.	216	137,672
MSCI, Inc.	350	208,869
NetApp, Inc.	939	114,652
Nutanix, Inc. - Class A(a)	1,149	79,011
NVIDIA Corporation	33,271	3,994,849
ON Semiconductor Corporation(a)	1,964	102,796
Oracle Corporation	16,327	2,776,570
Paychex, Inc.	1,479	218,404
PTC, Inc.(a)	546	105,640
Pure Storage, Inc. - Class A(a)	1,422	96,397

	Shares	Value
QUALCOMM, Inc.	12,622	$2,182,722
ROBLOX Corporation - Class A(a)	2,308	164,030
Salesforce, Inc.	9,473	3,236,924
Seagate Technology Holdings PLC	902	86,917
ServiceNow, Inc.(a)	2,323	2,365,697
Skyworks Solutions, Inc.	733	65,061
Snowflake, Inc. - Class A(a)	1,458	264,642
SS&C Technologies Holdings, Inc.	985	79,736
Super Micro Computer, Inc.(a)	2,300	65,596
Synopsys, Inc.(a)	704	369,938
Take-Two Interactive Software, Inc.(a)	752	139,503
Teradyne, Inc.	750	86,842
Texas Instruments, Inc.	10,192	1,881,545
Tyler Technologies, Inc.(a)	193	116,117
Veeva Systems, Inc. - Class A(a)	681	158,850
Western Digital Corporation(a)	1,577	102,710
Workday, Inc. - Class A(a)	973	254,984
Zebra Technologies Corporation - Class A(a)	235	92,106
Zoom Communications, Inc. - Class A(a)	1,204	104,676
Zscaler, Inc.(a)	428	86,708
		49,866,618
Utilities - 0.1%
American Water Works Co., Inc.	896	111,677
TOTAL COMMON STOCKS (Cost $76,801,793)		111,406,367
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.32%(c)	348,492	348,492
TOTAL SHORT-TERM INVESTMENTS (Cost $348,492)		348,492
TOTAL INVESTMENTS - 100.0% (Cost $77,150,285)		$111,754,859
Other Assets in Excess of Liabilities - 0.0%(d)		11,958
TOTAL NET ASSETS - 100.0%		$111,766,817

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

US Vegan Climate ETF
Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$111,754,859
Dividends receivable	64,340
Dividend tax reclaims receivable	2,598
Interest receivable	1,156
Total assets	111,822,953
LIABILITIES:
Payable to adviser	56,136
Total liabilities	56,136
NET ASSETS	$111,766,817
Net Assets Consists of:
Paid-in capital	$74,811,099
Total distributable earnings	36,955,718
Total net assets	$111,766,817
Net assets	$111,766,817
Shares issued and outstanding(a)	2,025,000
Net asset value per share	$55.19
Cost:
Investments, at cost	$77,150,285

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

US Vegan Climate ETF
Statement of Operations
For the Period Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$638,420
Interest income	7,468
Total investment income	645,888
EXPENSES:
Investment advisory fee	323,901
Total expenses	323,901
Net investment income	321,987
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(334,923)
In-kind redemptions	6,839,655
Net realized gain	6,504,732
Net change in unrealized appreciation on:
Investments	5,853,736
Net change in unrealized appreciation	5,853,736
Net realized and unrealized gain	12,358,468
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,680,455

The accompanying notes are an integral part of these financial statements.

5

US Vegan Climate ETF
Statements of Changes in Net Assets

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment income	$321,987	$545,359
Net realized gain	6,504,732	2,870,048
Net change in unrealized appreciation	5,853,736	15,077,100
Net increase in net assets from operations	12,680,455	18,492,507
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(369,139)	(508,815)
Total distributions to shareholders	(369,139)	(508,815)
CAPITAL TRANSACTIONS:
Subscriptions	9,371,618	10,921,373
Redemptions	(10,964,693)	(3,512,700)
Net increase (decrease) in net assets from capital transactions	(1,593,075)	7,408,673
Net increase in net assets	10,718,241	25,392,365
NET ASSETS:
Beginning of the period	101,048,576	75,656,211
End of the period	$111,766,817	$101,048,576
SHARES TRANSACTIONS
Subscriptions	175,000	250,000
Redemptions	(200,000)	(75,000)
Total increase (decrease) in shares outstanding	(25,000)	175,000

The accompanying notes are an integral part of these financial statements.

6

US Vegan Climate ETF
Financial Highlights

	Period Ended January 31, 2025 (Unaudited)	Year Ended July 31,				Period Ended July 31, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$49.29	$40.35	$35.26	$40.24	$28.93	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.28	0.28	0.22	0.20	0.27
Net realized and unrealized gain (loss) on investments(f)	5.92	8.92	5.09	(5.01)	11.31	3.87
Total from investment operations	6.08	9.20	5.37	(4.79)	11.51	4.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.26)	(0.28)	(0.19)	(0.20)	(0.21)
Total distributions	(0.18)	(0.26)	(0.28)	(0.19)	(0.20)	(0.21)
Net asset value, end of period	$55.19	$49.29	$40.35	$35.26	$40.24	$28.93
Total return(c)	12.36%	22.90%	15.36%	−11.94%	39.89%	16.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$111,767	$101,049	$75,656	$67,876	$59,361	$22,424
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	0.60%	0.64%	0.80%	0.56%	0.58%	1.16%
Portfolio turnover rate(c)(e)	3%	18%	20%	17%	22%	18%

(a)	Inception date of the Fund was September 9, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

7

US Vegan Climate ETF
Notes to Financial Statements
January 31, 2025
NOTE 1 – ORGANIZATION
US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.
The end of the reporting period for the Fund is January 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal period from August 1, 2024 through January 31, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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US Vegan Climate ETF
Notes to Financial Statements
January 31, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$111,400,389	$5,978	$—	$111,406,367
Short-Term Investments	348,492	—	—	348,492
Total Investments in Securities	$111,748,881	$5,978	$—	$111,754,859

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for

9

US Vegan Climate ETF
Notes to Financial Statements
January 31, 2025(Continued)
financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(3,418,460)	$3,418,460

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10

US Vegan Climate ETF
Notes to Financial Statements
January 31, 2025(Continued)
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser. The Index that the Fund tracks was developed by Beyond Advisors IC, an affiliate of the adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $8,921,791 and $3,465,276, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, there was $3,749,723 of in-kind transactions associated with creations and $10,890,509 associated with redemptions.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at July 31, 2024 were as follows:

Tax cost of investments	$72,624,357
Gross tax unrealized appreciation	31,917,621
Gross tax unrealized depreciation	(3,517,574)
Net tax unrealized appreciation (depreciation)	28,400,047
Undistributed ordinary income	105,216
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(3,860,860)
Distributable earnings (accumulated deficit)	$24,644,403

11

US Vegan Climate ETF
Notes to Financial Statements
January 31, 2025(Continued)
The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of July 31, 2024, the Fund had $1,718,282 of short-term capital loss carryforward and $2,142,578 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended July 31, 2024 and July 31, 2023, was as follows:

	Year Ended July 31,
	2024	2023
Ordinary Income	$508,815	$532,973

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

12

US Vegan Climate ETF
Federal Tax INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2024, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2024 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

US Vegan Climate ETF
Additional Information (Unaudited)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund's Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/11/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/11/2025

* Print the name and title of each signing officer under his or her signature.